Treasury Shares	12 Months Ended
Dec. 31, 2024
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Treasury Shares
24.	Treasury Shares

(1)	Treasury shares as of December 31, 2024 and 2023 are as follows:

(In millions of won, except for the number of shares)
	December 31, 2024		December 31, 2023
Number of shares		1,903,711	6,133,414
Acquisition cost	₩	92,962	301,981

(2)	Changes in treasury shares for the years ended December 31, 2024 and 2023 are as follows:

(In shares)
	2024	2023
Treasury shares as of January 1	6,133,414	801,091
Acquisition (*1)	317,000	5,773,410
Disposal (*2)	(503,612)	(441,087)
Retirement of treasury shares(*3)	(4,043,091)	—

Treasury shares as of December 31	1,903,711	6,133,414

(*1)
The Parent Company acquired 317,000 of its treasury shares for ₩15,788 million and 5,773,410 of its treasury shares for ₩285,487 million in an effort to increase shareholder value by stabilizing its stock price for the years ended December 31, 2024 and 2023, respectively.

(*2)
The Parent Company distributed 503,612 treasury shares (acquisition cost: ₩24,807 million) as bonus payment to the employees, resulting in gain on disposal of treasury shares of ₩181 million for the year ended December 31, 2024. Also, the Parent Company distributed 441,087 treasury shares (acquisition cost: ₩20,208 million) as bonus payment to the employees, resulting in gain on disposal of treasury shares of ₩212 million for the year ended December 31, 2023.

(*3)
The Parent Company retired 4,043,091 treasury shares with reduction of its retained earnings before appropriation, as a result, the Parent Company’s issued shares have decreased without change in share capital for the year ended December 31, 2024.